Forum Funds
Three Canal Plaza, Suite 600
Portland, Maine 04101

March 16, 2015

EDGAR FILING

U.S. Securities and Exchange Commission 100 F Street, NE Washington, DC 20549

               Re:           Forum Funds (the “Trust” or “Registrant”)
File Nos. 002-67052/811-03023
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated March 2, 2015  to the Prospectus dated  May 1, 2014, for the Lebenthal Lisanti Small Cap Growth Fund (formerly known as the Adams Harkness Small Cap Growth Fund), a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on March 2, 2015  (Accession Number: 0001435109-15-000171).

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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